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Schedules of Investments
(unaudited)
Putnam Retirement Advantage Plus Maturity Fund 2
Putnam Retirement Advantage Plus 2030 Fund 3
Putnam Retirement Advantage Plus 2035 Fund 4
Putnam Retirement Advantage Plus 2040 Fund 5
Putnam Retirement Advantage Plus 2045 Fund 6
Putnam Retirement Advantage Plus 2050 Fund 7
Putnam Retirement Advantage Plus 2055 Fund 8
Putnam Retirement Advantage Plus 2060 Fund 9
Putnam Retirement Advantage Plus 2065 Fund 10
Putnam Retirement Advantage Plus 2070 Fund 11
Notes to Schedules of Investments 12

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus Maturity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
94.1%
Alternative Strategies 4.0%
a
Franklin BSP Lending Fund , Class R6 .................................... 2,484,541 $ 25,168,396
Asset Allocation 6.7%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 2,419,136 42,625,174
Domestic Hybrid 79.5%
a
Putnam Multi-Asset Income Fund , Class P ................................ 43,677,721 504,477,676
Domestic Real Estate 3.9%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 2,214,704 25,070,444
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 598,277,361 ) ...............................................................
597,341,690
a a a a
Short Term Investments 5.9%
a
Management Investment Companies 5.9%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 37,146,987 37,146,987
Total Management Investment Companies (Cost $ 37,146,987 ) ....................
37,146,987
Total Short Term Investments (Cost $ 37,146,987 ) ................................
37,146,987
a
Total Investments (Cost $ 635,424,348 ) 100.0% ..................................
$634,488,677
Other Assets, less Liabilities 0.0%
†
............................................
405,605
Net Assets 100.0% ...........................................................
$634,894,282
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2030 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
94.1%
Alternative Strategies 3.8%
a
Franklin BSP Lending Fund , Class R6 .................................... 2,011,067 $ 20,372,109
Asset Allocation 62.0%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 7,334,885 129,240,670
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 17,876,935 204,512,142
333,752,812
Domestic Hybrid 24.5%
a
Putnam Multi-Asset Income Fund , Class P ................................ 11,388,339 131,535,310
Domestic Real Estate 3.8%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 1,792,652 20,292,823
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 504,171,244 ) ...............................................................
505,953,054
a a a a
Short Term Investments 5.8%
a
Management Investment Companies 5.8%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 31,433,560 31,433,560
Total Management Investment Companies (Cost $ 31,433,560 ) ....................
31,433,560
Total Short Term Investments (Cost $ 31,433,560 ) ................................
31,433,560
a
Total Investments (Cost $ 535,604,804 ) 99.9% ...................................
$537,386,614
Other Assets, less Liabilities 0.1% .............................................
557,839
Net Assets 100.0% ...........................................................
$537,944,453
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2035 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
95.3%
Alternative Strategies 3.9%
a
Franklin BSP Lending Fund , Class R6 .................................... 1,572,611 $ 15,930,552
Asset Allocation 85.9%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 18,324,959 322,885,779
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 89,818 1,027,519
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,102,816 25,629,439
349,542,737
Domestic Hybrid 1.6%
a
Putnam Multi-Asset Income Fund , Class P ................................ 549,645 6,348,405
Domestic Real Estate 3.9%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 1,401,816 15,868,552
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 382,277,388 ) ...............................................................
387,690,246
a a a a
Short Term Investments 4.5%
a
Management Investment Companies 4.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 18,413,800 18,413,800
Total Management Investment Companies (Cost $ 18,413,800 ) ....................
18,413,800
Total Short Term Investments (Cost $ 18,413,800 ) ................................
18,413,800
a
Total Investments (Cost $ 400,691,188 ) 99.8% ...................................
$406,104,046
Other Assets, less Liabilities 0.2% .............................................
536,986
Net Assets 100.0% ...........................................................
$406,641,032
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2040 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.6%
Alternative Strategies 2.9%
a
Franklin BSP Lending Fund , Class R6 .................................... 1,195,981 $ 12,115,283
Asset Allocation 90.8%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 7,577,540 133,516,259
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 10,561,476 245,448,703
378,964,962
Domestic Real Estate 2.9%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 1,066,089 12,068,132
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 394,801,925 ) ...............................................................
403,148,377
a a a a
Short Term Investments 3.4%
a
Management Investment Companies 3.4%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 14,210,126 14,210,126
Total Management Investment Companies (Cost $ 14,210,126 ) ....................
14,210,126
Total Short Term Investments (Cost $ 14,210,126 ) ................................
14,210,126
a
Total Investments (Cost $ 409,012,051 ) 100.0% ..................................
$417,358,503
Other Assets, less Liabilities 0.0%
†
............................................
167,204
Net Assets 100.0% ...........................................................
$417,525,707
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2045 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.3%
Alternative Strategies 2.0%
a
Franklin BSP Lending Fund , Class R6 .................................... 710,281 $ 7,195,145
Asset Allocation 93.3%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 173,237 3,052,441
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 1,454,271 25,973,272
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 13,180,096 306,305,442
335,331,155
Domestic Real Estate 2.0%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 633,140 7,167,143
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 340,912,913 ) ...............................................................
349,693,443
a a a a
Short Term Investments 2.6%
a
Management Investment Companies 2.6%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 9,388,347 9,388,347
Total Management Investment Companies (Cost $ 9,388,347 ) .....................
9,388,347
Total Short Term Investments (Cost $ 9,388,347 ) .................................
9,388,347
a
Total Investments (Cost $ 350,301,260 ) 99.9% ...................................
$359,081,790
Other Assets, less Liabilities 0.1% .............................................
373,687
Net Assets 100.0% ...........................................................
$359,455,477
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2050 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 1.6%
a
Franklin BSP Lending Fund , Class R6 .................................... 447,542 $ 4,533,604
Asset Allocation 95.5%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 3,888,930 69,456,291
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 8,598,213 199,822,460
269,278,751
Domestic Real Estate 1.6%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 398,936 4,515,960
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 270,988,315 ) ...............................................................
278,328,315
a a a a
Short Term Investments 1.2%
a
Management Investment Companies 1.2%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 3,420,384 3,420,384
Total Management Investment Companies (Cost $ 3,420,384 ) .....................
3,420,384
Total Short Term Investments (Cost $ 3,420,384 ) .................................
3,420,384
a
Total Investments (Cost $ 274,408,699 ) 99.9% ...................................
$281,748,699
Other Assets, less Liabilities 0.1% .............................................
113,015
Net Assets 100.0% ...........................................................
$281,861,714
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2055 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Alternative Strategies 1.3%
a
Franklin BSP Lending Fund , Class R6 .................................... 213,894 $ 2,166,750
Asset Allocation 97.1%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 4,351,875 77,724,491
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 4,055,112 94,240,795
171,965,286
Domestic Real Estate 1.2%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 190,664 2,158,317
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 171,457,389 ) ...............................................................
176,290,353
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 810,666 810,666
Total Management Investment Companies (Cost $ 810,666 ) .......................
810,666
Total Short Term Investments (Cost $ 810,666 ) ..................................
810,666
a
Total Investments (Cost $ 172,268,055 ) 100.1% ..................................
$177,101,019
Other Assets, less Liabilities (0.1) % ...........................................
(34,407)
Net Assets 100.0% ...........................................................
$177,066,612
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2060 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Alternative Strategies 0.9%
a
Franklin BSP Lending Fund , Class R6 .................................... 75,520 $ 765,017
Asset Allocation 97.7%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 3,086,992 55,133,673
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,133,034 26,331,722
81,465,395
Domestic Real Estate 0.9%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 67,318 762,039
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 80,569,583 ) ................................................................
82,992,451
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 384,319 384,319
Total Management Investment Companies (Cost $ 384,319 ) .......................
384,319
Total Short Term Investments (Cost $ 384,319 ) ..................................
384,319
a
Total Investments (Cost $ 80,953,902 ) 100.0% ...................................
$83,376,770
Other Assets, less Liabilities 0.0%
†
............................................
41,880
Net Assets 100.0% ...........................................................
$83,418,650
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2065 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.6%
Alternative Strategies 0.7%
a
Franklin BSP Lending Fund , Class R6 .................................... 1,397 $ 14,156
Asset Allocation 96.2%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 94,319 1,684,541
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 10,593 246,184
1,930,725
Domestic Real Estate 0.7%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 1,246 14,101
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,870,733 ) .................................................................
1,958,982
a a a a
Short Term Investments 0.2%
a
Management Investment Companies 0.2%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 4,459 4,459
Total Management Investment Companies (Cost $ 4,459 ) .........................
4,459
Total Short Term Investments (Cost $ 4,459 ) ....................................
4,459
a
Total Investments (Cost $ 1,875,192 ) 97.8% .....................................
$1,963,441
Other Assets, less Liabilities 2.2% .............................................
43,642
Net Assets 100.0% ...........................................................
$2,007,083
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), April 30, 2026
Putnam Retirement Advantage Plus 2070 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 99.2%
Alternative Strategies 0.9%
a
Franklin BSP Lending Fund , Class R6 .................................... 1,013 $ 10,267
Asset Allocation 97.4%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 53,626 957,764
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 5,435 126,314
1,084,078
Domestic Real Estate 0.9%
a
Clarion Partners Real Estate Income Fund, Inc. , Class I ...................... 903 10,227
Total Investments In Underlying Funds (Cost $ 1,072,474 ) ........................
1,104,572
a a a a
Short Term Investments 0.2%
a
Management Investment Companies 0.2%
a,b
Putnam Short Term Investment Fund , Class P , 3.843% ....................... 2,298 2,298
Total Management Investment Companies (Cost $ 2,298 ) .........................
2,298
Total Short Term Investments (Cost $ 2,298 ) ....................................
2,298
a
Total Investments (Cost $ 1,074,772 ) 99.4% .....................................
$1,106,870
Other Assets, less Liabilities 0.6% .............................................
6,467
Net Assets 100.0% ...........................................................
$1,113,337
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Target Date Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, ten of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
Effective August 1, 2025, the Trust began offering shares of Putnam Sustainable Retirement 2070 Fund.
Effective February 27, 2026, the following name changes occurred:
On April 17, 2026, the Trust's Board of Trustees approved a proposal to change the names of the following Funds, effective
July 15, 2026, as follows:
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee
Current Fund Repositioned Fund
Putnam Sustainable Retirement Maturity Fund Putnam Retirement Advantage Plus Maturity Fund
Putnam Sustainable Retirement 2030 Fund Putnam Retirement Advantage Plus 2030 Fund
Putnam Sustainable Retirement 2035 Fund Putnam Retirement Advantage Plus 2035 Fund
Putnam Sustainable Retirement 2040 Fund Putnam Retirement Advantage Plus 2040 Fund
Putnam Sustainable Retirement 2045 Fund Putnam Retirement Advantage Plus 2045 Fund
Putnam Sustainable Retirement 2050 Fund Putnam Retirement Advantage Plus 2050 Fund
Putnam Sustainable Retirement 2055 Fund Putnam Retirement Advantage Plus 2055 Fund
Putnam Sustainable Retirement 2060 Fund Putnam Retirement Advantage Plus 2060 Fund
Putnam Sustainable Retirement 2065 Fund Putnam Retirement Advantage Plus 2065 Fund
Putnam Sustainable Retirement 2070 Fund Putnam Retirement Advantage Plus 2070 Fund
Current Fund Repositioned Fund
Putnam Retirement Advantage Plus Maturity Fund Franklin Retirement Advantage Plus Maturity Fund
Putnam Retirement Advantage Plus 2030 Fund Franklin Retirement Advantage Plus 2030 Fund
Putnam Retirement Advantage Plus 2035 Fund Franklin Retirement Advantage Plus 2035 Fund
Putnam Retirement Advantage Plus 2040 Fund Franklin Retirement Advantage Plus 2040 Fund
Putnam Retirement Advantage Plus 2045 Fund Franklin Retirement Advantage Plus 2045 Fund
Putnam Retirement Advantage Plus 2050 Fund Franklin Retirement Advantage Plus 2050 Fund
Putnam Retirement Advantage Plus 2055 Fund Franklin Retirement Advantage Plus 2055 Fund
Putnam Retirement Advantage Plus 2060 Fund Franklin Retirement Advantage Plus 2060 Fund
Putnam Retirement Advantage Plus 2065 Fund Franklin Retirement Advantage Plus 2065 Fund
Putnam Retirement Advantage Plus 2070 Fund Franklin Retirement Advantage Plus 2070 Fund

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended April 30, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus Maturity Fund
Controlled Affiliates
Putnam Multi-Asset Income Fund,
Class P ................. $ — $ 523,157,522 $ (17,036,237) $ (271,826) $ (1,371,783) $ 504,477,676 43,677,721 $ 3,750,318
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 25,218,087 — — (147,643) 25,070,444 2,214,704 445,155
Franklin BSP Lending Fund, Class
R6 ..................... — 25,218,087 — — (49,691) 25,168,396 2,484,541 443,359
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... — 42,009,796 (17,513) (554) 633,445 42,625,174 2,419,136 157,626
Putnam ESG Core Bond ETF .. 330,503,763 6,656,904 (343,758,318) 5,164,602 1,433,049 — — 8,010,067
Putnam ESG High Yield ETF ... 107,502,179 3,648,701 (111,564,138) 2,935,022 (2,521,764) — — 4,225,076
a
Putnam ESG Ultra Short ETF .. 36,371,015 1,450,529 (37,789,070) 105,277 (137,751) — — 1,032,990
Putnam Government Money Market
Fund, Class G, 3.481% ....... 1,018,495 37,739,452 (38,757,947) — — — — 28,878
2. Financial Instrument Valuation
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus Maturity Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 26,622,100 $ 1,259,259 $ (29,431,235) $ 5,756,326 $ (4,206,450) $ — — $ 3,317,245
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 39,416,326 (2,269,339) — — 37,146,987 37,146,987 252,086
Putnam Sustainable Future ETF . 46,032,801 1,490,432 (45,264,475) 5,258,598 (7,517,356) — — —
Putnam Sustainable Leaders ETF 91,905,636 1,509,633 (97,937,178) 19,070,608 (14,548,699) — — 354,664
Total Non-Controlled Affiliates $639,955,989 $185,617,206 $(706,789,213) $38,289,879 $(27,062,860) $130,011,001 $18,267,146
Total Affiliated Securities .... $639,955,989 $708,774,728 $(723,825,450) $38,018,053 $(28,434,643) $634,488,677 $22,017,464
Putnam Retirement Advantage Plus 2030 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 20,412,330 — — (119,507) 20,292,823 1,792,652 360,323
Franklin BSP Lending Fund, Class
R6 ..................... — 20,412,330 — — (40,221) 20,372,109 2,011,067 358,869
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... — 133,076,293 (5,630,981) (97,492) 1,892,850 129,240,670 7,334,885 475,618
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... — 228,451,608 (23,551,649) (356,249) (31,568) 204,512,142 17,876,935 918,267
Putnam ESG Core Bond ETF .. 200,449,641 59,314,849 (264,038,100) 3,699,632 573,978 — — 5,604,019
Putnam ESG High Yield ETF ... 27,981,593 9,324,791 (37,358,974) 743,473 (690,883) — — 1,292,594
a
Putnam ESG Ultra Short ETF .. 32,078,921 10,208,431 (42,236,557) 63,084 (113,879) — — 1,047,411
Putnam Government Money Market
Fund, Class G, 3.481% ....... 1,425,496 37,277,527 (38,703,023) — — — — 33,276
Putnam Multi-Asset Income Fund,
Class P ................. — 136,227,542 (4,708,352) (64,137) 80,257 131,535,310 11,388,339 910,386
Putnam PanAgora ESG
International Equity ETF ...... 22,849,080 6,042,473 (30,163,274) 4,865,867 (3,594,146) — — 3,360,675
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 33,725,681 (2,292,121) — — 31,433,560 31,433,560 210,053
Putnam Sustainable Future ETF . 39,772,920 9,963,406 (47,446,782) 4,381,187 (6,670,731) — — —
Putnam Sustainable Leaders ETF 78,644,710 22,355,402 (104,793,690) 16,113,416 (12,319,838) — — 375,857
Total Non-Controlled Affiliates $403,202,361 $726,792,663 $(600,923,503) $29,348,781 $(21,033,688) $537,386,614 $14,947,348
Total Affiliated Securities .... $403,202,361 $726,792,663 $(600,923,503) $29,348,781 $(21,033,688) $537,386,614 $14,947,348
Putnam Retirement Advantage Plus 2035 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 15,962,004 — — (93,452) 15,868,552 1,401,816 281,765
Franklin BSP Lending Fund, Class
R6 ..................... — 15,962,004 — — (31,452) 15,930,552 1,572,611 280,628
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus 2035 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... $ — $ 338,691,708 $ (20,375,676) $ (186,766) $ 4,756,513 $ 322,885,779 18,324,959 $ 1,200,228
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... — 1,409,706 (409,578) 7,908 19,483 1,027,519 89,818 5,014
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 32,323,058 (7,004,843) (288,625) 599,849 25,629,439 1,102,816 —
Putnam ESG Core Bond ETF .. 114,932,462 20,521,767 (137,817,360) 2,232,187 130,944 — — 2,975,160
Putnam ESG High Yield ETF ... 18,316,120 4,403,919 (22,773,120) 494,450 (441,369) — — 797,771
a
Putnam ESG Ultra Short ETF .. 23,665,591 5,183,235 (28,817,800) 47,226 (78,252) — — 731,100
Putnam Government Money Market
Fund, Class G, 3.481% ....... 1,083,371 26,679,316 (27,762,687) — — — — 24,174
Putnam Multi-Asset Income Fund,
Class P ................. — 6,387,739 (205,428) 4,177 161,917 6,348,405 549,645 20,348
Putnam PanAgora ESG
International Equity ETF ...... 31,935,416 5,951,055 (39,735,307) 7,051,933 (5,203,097) — — 4,445,820
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 21,383,126 (2,969,326) — — 18,413,800 18,413,800 126,807
Putnam Sustainable Future ETF . 55,865,137 8,909,954 (61,755,271) 6,966,707 (9,986,527) — — —
Putnam Sustainable Leaders ETF 110,817,507 18,212,576 (134,541,228) 25,382,614 (19,871,469) — — 486,029
Total Non-Controlled Affiliates $356,615,604 $521,981,167 $(484,167,624) $41,711,811 $(30,036,912) $406,104,046 $11,374,844
Total Affiliated Securities .... $356,615,604 $521,981,167 $(484,167,624) $41,711,811 $(30,036,912) $406,104,046 $11,374,844
Putnam Retirement Advantage Plus 2040 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 12,139,203 — — (71,071) 12,068,132 1,066,089 214,284
Franklin BSP Lending Fund, Class
R6 ..................... — 12,139,203 — — (23,920) 12,115,283 1,195,981 213,419
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... — 140,778,503 (9,364,103) (118,244) 2,220,103 133,516,259 7,577,540 490,998
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 253,652,672 (14,018,364) (406,945) 6,221,340 245,448,703 10,561,476 —
Putnam ESG Core Bond ETF .. 81,553,168 8,843,729 (92,072,955) 1,672,298 3,760 — — 2,055,007
Putnam ESG High Yield ETF ... 17,778,295 2,147,117 (19,985,073) 492,124 (432,463) — — 747,449
a
Putnam ESG Ultra Short ETF .. 20,419,111 3,430,184 (23,821,564) 34,128 (61,859) — — 636,134
Putnam Government Money Market
Fund, Class G, 3.481% ....... 1,838,471 25,689,996 (27,528,467) — — — — 26,495
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,947,270 631,168 (8,458,486) 288,806 (1,408,758) — — 3,786,373
a
Putnam PanAgora ESG
International Equity ETF ...... 43,799,852 4,924,974 (51,309,468) 9,941,463 (7,356,821) — — 5,943,779
a
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus 2040 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Short Term Investment
Fund, Class P, 3.843% ....... $ — $ 15,091,013 $ (880,887) $ — $ — $ 14,210,126 14,210,126 $ 95,355
Putnam Sustainable Future ETF . 67,973,124 6,252,002 (70,614,663) 9,189,381 (12,799,844) — — —
Putnam Sustainable Leaders ETF 134,028,016 12,399,616 (153,100,413) 32,893,577 (26,220,796) — — 572,070
Total Non-Controlled Affiliates $376,337,307 $498,119,380 $(471,154,443) $53,986,588 $(39,930,329) $417,358,503 $14,781,363
Total Affiliated Securities .... $376,337,307 $498,119,380 $(471,154,443) $53,986,588 $(39,930,329) $417,358,503 $14,781,363
Putnam Retirement Advantage Plus 2045 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 7,209,351 — — (42,208) 7,167,143 633,140 127,261
Franklin BSP Lending Fund, Class
R6 ..................... — 7,209,351 — — (14,206) 7,195,145 710,281 126,748
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... — 3,244,799 (348,171) 9,655 146,158 3,052,441 173,237 11,494
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ — 27,747,981 (2,409,178) (122,226) 756,695 25,973,272 1,454,271 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 312,472,001 (13,976,317) (124,333) 7,934,091 306,305,442 13,180,096 —
Putnam ESG Core Bond ETF .. 41,234,825 5,829,804 (47,902,981) 936,394 (98,042) — — 1,024,560
Putnam ESG High Yield ETF ... 14,843,241 2,441,949 (17,329,989) 382,063 (337,264) — — 638,028
a
Putnam ESG Ultra Short ETF .. 14,279,214 3,140,983 (17,400,033) 23,249 (43,413) — — 450,508
Putnam Government Money Market
Fund, Class G, 3.481% ....... 308,994 19,829,968 (20,138,962) — — — — 20,281
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 13,719,008 1,824,530 (13,320,598) (147,967) (2,074,973) — — 6,709,710
a
Putnam PanAgora ESG
International Equity ETF ...... 42,691,169 6,515,006 (51,706,409) 9,197,315 (6,697,081) — — 5,995,685
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 10,921,025 (1,532,678) — — 9,388,347 9,388,347 65,549
Putnam Sustainable Future ETF . 60,306,239 8,382,056 (65,334,949) 7,192,494 (10,545,840) — — —
Putnam Sustainable Leaders ETF 119,544,689 15,560,499 (140,963,195) 27,614,414 (21,756,407) — — 524,087
Total Non-Controlled Affiliates $306,927,379 $432,329,303 $(392,363,460) $44,961,058 $(32,772,490) $359,081,790 $15,693,911
Total Affiliated Securities .... $306,927,379 $432,329,303 $(392,363,460) $44,961,058 $(32,772,490) $359,081,790 $15,693,911
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus 2050 Fund
Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ $ — $ 68,490,030 $ (1,143,956) $ (18,661) $ 2,128,878 $ 69,456,291 3,888,930 $ —
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 4,542,555 — — (26,595) 4,515,960 398,936 80,186
Franklin BSP Lending Fund, Class
R6 ..................... — 4,542,555 — — (8,951) 4,533,604 447,542 79,863
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 203,385,885 (8,751,007) (59,086) 5,246,668 199,822,460 8,598,213 —
Putnam ESG Core Bond ETF .. 24,655,153 3,211,649 (28,361,431) 540,762 (46,133) — — 601,630
Putnam ESG High Yield ETF ... 9,899,342 1,985,425 (11,913,656) 242,315 (213,426) — — 426,785
a
Putnam ESG Ultra Short ETF .. 6,700,685 2,011,970 (8,701,357) 6,726 (18,024) — — 219,542
Putnam Government Money Market
Fund, Class G, 3.481% ....... 726,400 15,410,184 (16,136,584) — — — — 16,453
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 11,815,159 1,951,314 (11,759,069) (210,901) (1,796,503) — — 5,929,236
a
Putnam PanAgora ESG
International Equity ETF ...... 34,710,970 5,617,807 (42,366,176) 7,542,257 (5,504,858) — — 4,914,882
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 3,929,661 (509,277) — — 3,420,384 3,420,384 23,225
Putnam Sustainable Future ETF . 48,689,283 7,201,822 (53,162,916) 5,951,901 (8,680,090) — — —
Putnam Sustainable Leaders ETF 96,741,521 12,367,108 (113,783,156) 22,850,101 (18,175,574) — — 419,270
Total Non-Controlled Affiliates $233,938,513 $266,157,935 $(295,444,629) $36,864,075 $(29,223,486) $212,292,408 $12,711,072
Total Affiliated Securities .... $233,938,513 $334,647,965 $(296,588,585) $36,845,414 $(27,094,608) $281,748,699 $12,711,072
Putnam Retirement Advantage Plus 2055 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 2,171,028 — — (12,711) 2,158,317 190,664 38,323
Franklin BSP Lending Fund, Class
R6 ..................... — 2,171,028 — — (4,278) 2,166,750 213,894 38,169
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ — 78,610,142 (3,188,378) (58,029) 2,360,756 77,724,491 4,351,875 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 96,930,113 (5,142,041) (36,473) 2,489,196 94,240,795 4,055,112 —
Putnam ESG Core Bond ETF .. 11,859,095 1,584,867 (13,684,302) 260,887 (20,547) — — 291,072
Putnam ESG High Yield ETF ... 4,799,685 947,368 (5,762,043) 96,861 (81,871) — — 207,888
a
Putnam ESG Ultra Short ETF .. 2,707,012 452,925 (3,156,397) 2,473 (6,013) — — 84,208
Putnam Government Money Market
Fund, Class G, 3.481% ....... 484,116 9,441,024 (9,925,140) — — — — 10,155
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,151,023 1,196,824 (8,015,763) (193,547) (1,138,537) — — 4,030,118
a
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus 2055 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 24,091,188 $ 3,620,309 $ (29,145,257) $ 4,766,874 $ (3,333,114) $ — — $ 3,386,839
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 958,737 (148,071) — — 810,666 810,666 6,393
Putnam Sustainable Future ETF . 33,748,757 4,604,445 (36,487,872) 3,413,966 (5,279,296) — — —
Putnam Sustainable Leaders ETF 66,738,260 7,564,367 (77,650,759) 14,303,105 (10,954,973) — — 290,044
Total Non-Controlled Affiliates $152,579,136 $210,253,177 $(192,306,023) $22,556,117 $(15,981,388) $177,101,019 $8,383,209
Total Affiliated Securities .... $152,579,136 $210,253,177 $(192,306,023) $22,556,117 $(15,981,388) $177,101,019 $8,383,209
Putnam Retirement Advantage Plus 2060 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 766,527 — — (4,488) 762,039 67,318 13,531
Franklin BSP Lending Fund, Class
R6 ..................... — 766,527 — — (1,510) 765,017 75,520 13,476
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ — 55,987,870 (2,485,093) (73,547) 1,704,443 55,133,673 3,086,992 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 27,064,558 (1,429,483) (27,776) 724,423 26,331,722 1,133,034 —
Putnam ESG Core Bond ETF .. 3,306,253 571,520 (3,944,911) 70,887 (3,749) — — 81,745
Putnam ESG High Yield ETF ... 1,307,344 324,581 (1,635,496) 22,935 (19,364) — — 58,345
a
Putnam ESG Ultra Short ETF .. 832,471 159,512 (990,865) 608 (1,726) — — 25,630
Putnam Government Money Market
Fund, Class G, 3.481% ....... 241,717 4,981,739 (5,223,456) — — — — 4,669
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 3,946,226 673,994 (3,956,330) (164,180) (499,710) — — 1,968,142
a
Putnam PanAgora ESG
International Equity ETF ...... 11,664,313 2,084,917 (14,423,752) 2,022,904 (1,348,382) — — 1,653,283
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 726,006 (341,687) — — 384,319 384,319 2,595
Putnam Sustainable Future ETF . 16,335,582 2,699,990 (18,128,546) 921,689 (1,828,715) — — —
Putnam Sustainable Leaders ETF 32,440,010 3,995,500 (38,015,502) 5,326,583 (3,746,591) — — 139,224
Total Non-Controlled Affiliates $70,073,916 $100,803,241 $(90,575,121) $8,100,103 $(5,025,369) $83,376,770 $3,960,640
Total Affiliated Securities .... $70,073,916 $100,803,241 $(90,575,121) $8,100,103 $(5,025,369) $83,376,770 $3,960,640
Putnam Retirement Advantage Plus 2065 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 14,184 — — (83) 14,101 1,246 250
Franklin BSP Lending Fund, Class
R6 ..................... — 14,184 — — (28) 14,156 1,397 249
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Plus 2065 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ $ — $ 1,757,211 $ (149,592) $ 712 $ 76,210 $ 1,684,541 94,319 $ —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 404,116 (168,585) (1,497) 12,150 246,184 10,593 —
Putnam ESG Core Bond ETF .. 25,250 12,471 (38,239) 645 (127) — — 662
Putnam ESG High Yield ETF ... 10,301 6,594 (16,891) 199 (203) — — 488
a
Putnam ESG Ultra Short ETF .. 6,583 7,101 (13,662) (14) (8) — — 255
Putnam Government Money Market
Fund, Class G, 3.481% ....... 4,811 464,278 (469,089) — — — — 133
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 55,545 34,432 (74,916) (7,331) (7,730) — — 36,186
a
Putnam PanAgora ESG
International Equity ETF ...... 164,188 106,037 (280,246) 32,155 (22,134) — — 26,658
a
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 14,143 (9,684) — — 4,459 4,459 42
Putnam Sustainable Future ETF . 231,002 138,033 (351,659) 18,467 (35,843) — — —
Putnam Sustainable Leaders ETF 457,721 258,540 (732,196) 95,620 (79,685) — — 2,017
Total Non-Controlled Affiliates $955,401 $3,231,324 $(2,304,759) $138,956 $(57,481) $1,963,441 $66,940
Total Affiliated Securities .... $955,401 $3,231,324 $(2,304,759) $138,956 $(57,481) $1,963,441 $66,940
Putnam Retirement Advantage Plus 2070 Fund
Non-Controlled Affiliates
Clarion Partners Real Estate
Income Fund, Inc., Class I ..... — 10,287 — — (60) 10,227 903 182
Franklin BSP Lending Fund, Class
R6 ..................... — 10,287 — — (20) 10,267 1,013 181
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ — 928,760 — — 29,004 957,764 53,626 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ — 128,929 (5,560) (229) 3,174 126,314 5,435 —
Putnam Short Term Investment
Fund, Class P, 3.843% ....... — 5,366 (3,068) — — 2,298 2,298 29
Total Non-Controlled Affiliates $— $1,083,629 $(8,628) $(229) $32,098 $1,106,870 $392
Total Affiliated Securities .... $— $1,083,629 $(8,628) $(229) $32,098 $1,106,870 $392
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Retirement Advantage Plus Maturity Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ $ 547,102,850 $ 50,238,840 $ — $ 597,341,690
Short Term Investments ................... 37,146,987 — — 37,146,987
Total Investments in Securities ........... $584,249,837 $50,238,840 $— $634,488,677
Putnam Retirement Advantage Plus 2030 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 465,288,122 40,664,932 — 505,953,054
Short Term Investments ................... 31,433,560 — — 31,433,560
Total Investments in Securities ........... $496,721,682 $40,664,932 $— $537,386,614
Putnam Retirement Advantage Plus 2035 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 355,891,142 31,799,104 — 387,690,246
Short Term Investments ................... 18,413,800 — — 18,413,800
Total Investments in Securities ........... $374,304,942 $31,799,104 $— $406,104,046
Putnam Retirement Advantage Plus 2040 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 378,964,962 24,183,415 — 403,148,377
Short Term Investments ................... 14,210,126 — — 14,210,126
Total Investments in Securities ........... $393,175,088 $24,183,415 $— $417,358,503
Putnam Retirement Advantage Plus 2045 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 335,331,155 14,362,288 — 349,693,443
Short Term Investments ................... 9,388,347 — — 9,388,347
Total Investments in Securities ........... $344,719,502 $14,362,288 $— $359,081,790
4. Fair Value Measurements
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Retirement Advantage Plus 2050 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ $ 269,278,751 $ 9,049,564 $ — $ 278,328,315
Short Term Investments ................... 3,420,384 — — 3,420,384
Total Investments in Securities ........... $272,699,135 $9,049,564 $— $281,748,699
Putnam Retirement Advantage Plus 2055 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 171,965,286 4,325,067 — 176,290,353
Short Term Investments ................... 810,666 — — 810,666
Total Investments in Securities ........... $172,775,952 $4,325,067 $— $177,101,019
Putnam Retirement Advantage Plus 2060 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 81,465,395 1,527,056 — 82,992,451
Short Term Investments ................... 384,319 — — 384,319
Total Investments in Securities ........... $81,849,714 $1,527,056 $— $83,376,770
Putnam Retirement Advantage Plus 2065 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,930,725 28,257 — 1,958,982
Short Term Investments ................... 4,459 — — 4,459
Total Investments in Securities ........... $1,935,184 $28,257 $— $1,963,441
Putnam Retirement Advantage Plus 2070 Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,084,078 20,494 — 1,104,572
Short Term Investments ................... 2,298 — — 2,298
Total Investments in Securities ........... $1,086,376 $20,494 $— $1,106,870
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.